INVESTMENTS IN SINGLE-FAMILY RESIDENTIAL PROPERTIES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Rental Income	$ 5,648,014	$ 4,934,201
Cost of Property Repairs and Maintenance	1,684,431	1,552,051
Depreciation, Depletion and Amortization, Nonproduction	1,334,555	1,162,312
Net Income (Loss) Attributable to Parent, Total	(1,772,354)	(1,795,861)
Acquisition-related Costs [Member]
Rental Income	109,088	698,976
Cost of Property Repairs and Maintenance	43,070	366,809
Acquisition Costs, Period Cost	147,099	375,780
Depreciation, Depletion and Amortization, Nonproduction	21,721	118,180
Net Income (Loss) Attributable to Parent, Total	$ 102,802	$ 161,793